Details of Cash From Operating Activities - Components of Cash, Cash Equivalents and Restricted Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Bank term deposits and bankers' acceptances	$ 234	$ 498
Cash	492	476
Cash and cash equivalents	726	974
Restricted cash equivalents included in prepaid expenses	113	194
Cash, cash equivalents and restricted cash equivalents	$ 839	$ 1,168	$ 2,863